LEASES - Future Minimum Lease Commitments (Details) - USD ($) $ in Thousands	Dec. 31, 2023	Dec. 31, 2022
Future minimum lease commitments under non-cancelable operating leases
2023	$ 437
2025	110
Total operating lease payments	547
Less: imputed interest	(38)
Present value of lease Liabilities	$ 509	$ 489